Schedule of Investments (unaudited)	iShares® Factors US Growth Style ETF
June 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Agricultural & Farm Machinery — 0.1%
AGCO Corp.	9	$888
Toro Co. (The)	1	76
		964
Air Freight & Logistics — 2.2%
Expeditors International of Washington Inc.	101	9,844
United Parcel Service Inc., Class B	123	22,452
		32,296
Apparel Retail — 0.3%
Victoria’s Secret & Co.(a)	168	4,699
Apparel, Accessories & Luxury Goods — 0.1%
Lululemon Athletica Inc.(a)	7	1,908
Application Software — 8.4%
Adobe Inc.(a)	29	10,616
Aspen Technology Inc.(a)	56	10,286
Atlassian Corp. PLC, Class A(a)	135	25,299
Cadence Design Systems Inc.(a)	103	15,453
Citrix Systems Inc.	27	2,624
Dropbox Inc., Class A(a)	161	3,379
Fair Isaac Corp.(a)	29	11,626
HubSpot Inc.(a)	24	7,216
Intuit Inc.	26	10,021
Manhattan Associates Inc.(a)	132	15,127
Nutanix Inc., Class A(a)	143	2,092
Smartsheet Inc., Class A(a)	113	3,552
Synopsys Inc.(a)	16	4,859
		122,150
Asset Management & Custody Banks — 0.7%
Ameriprise Financial Inc.	5	1,189
Blackstone Inc., NVS	93	8,484
		9,673
Automobile Manufacturers — 2.3%
Tesla Inc.(a)	50	33,671
Automotive Retail — 0.9%
AutoZone Inc.(a)	5	10,746
O'Reilly Automotive Inc.(a)	3	1,895
		12,641
Biotechnology — 4.3%
AbbVie Inc.	269	41,200
Amgen Inc.	23	5,596
Moderna Inc.(a)	90	12,857
Vertex Pharmaceuticals Inc.(a)	13	3,663
		63,316
Building Products — 0.3%
Carlisle Companies Inc.	1	239
Trane Technologies PLC	1	130
Trex Co. Inc.(a)	74	4,027
		4,396
Cable & Satellite — 0.1%
Charter Communications Inc., Class A(a)	2	937
Communications Equipment — 0.7%
Arista Networks Inc.(a)	63	5,906
Ubiquiti Inc.(b)	17	4,219
		10,125
Security	Shares	Value
Computer & Electronics Retail — 0.3%
Best Buy Co. Inc.	75	$4,889
Construction Machinery & Heavy Trucks — 0.4%
Allison Transmission Holdings Inc.	141	5,421
Consumer Finance — 0.2%
American Express Co.	16	2,218
Data Processing & Outsourced Services — 0.6%
Mastercard Inc., Class A	20	6,309
Paychex Inc.	24	2,733
Visa Inc., Class A	2	394
		9,436
Distributors — 0.6%
Pool Corp.	24	8,430
Diversified Chemicals — 0.4%
Chemours Co. (The)	186	5,956
Electronic Equipment & Instruments — 0.5%
Keysight Technologies Inc.(a)	12	1,654
Vontier Corp.	211	4,851
Zebra Technologies Corp., Class A(a)	5	1,470
		7,975
Electronic Manufacturing Services — 0.0%
Jabil Inc.	7	358
Fertilizers & Agricultural Chemicals — 0.4%
Scotts Miracle-Gro Co. (The)	76	6,003
Financial Exchanges & Data — 1.9%
FactSet Research Systems Inc.	2	769
MSCI Inc.	67	27,614
		28,383
Footwear — 1.3%
Deckers Outdoor Corp.(a)	55	14,044
Nike Inc., Class B	50	5,110
		19,154
Forest Products — 1.7%
Louisiana-Pacific Corp.	472	24,738
General Merchandise Stores — 1.0%
Dollar General Corp.	5	1,227
Target Corp.	99	13,982
		15,209
Health Care Distributors — 0.3%
McKesson Corp.	13	4,241
Health Care Equipment — 0.3%
Abbott Laboratories	2	217
IDEXX Laboratories Inc.(a)	10	3,508
		3,725
Health Care Facilities — 0.7%
HCA Healthcare Inc.	60	10,084
Health Care Services — 0.7%
Chemed Corp.	15	7,041
DaVita Inc.(a)	35	2,798
		9,839
Health Care Supplies — 0.0%
Align Technology Inc.(a)	1	237

Schedule of Investments (unaudited) (continued)	iShares® Factors US Growth Style ETF
June 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value
Health Care Technology — 0.0%
Veeva Systems Inc., Class A(a)	1	$198
Home Improvement Retail — 3.2%
Home Depot Inc. (The)	115	31,541
Lowe’s Companies Inc.	89	15,546
		47,087
Homebuilding — 0.0%
PulteGroup Inc.	3	119
TopBuild Corp.(a)	2	334
		453
Homefurnishing Retail — 1.1%
Williams-Sonoma Inc.	140	15,533
Household Products — 0.0%
Clorox Co. (The)	1	141
Human Resource & Employment Services — 0.4%
Robert Half International Inc.	82	6,141
Hypermarkets & Super Centers — 2.3%
Costco Wholesale Corp.	70	33,550
Industrial Machinery — 0.0%
Graco Inc.	2	119
Interactive Home Entertainment — 0.2%
Take-Two Interactive Software Inc.(a)	19	2,328
Interactive Media & Services — 3.6%
Alphabet Inc., Class A(a)	10	21,793
Alphabet Inc., Class C, NVS(a)	7	15,312
Meta Platforms Inc, Class A(a)	94	15,157
		52,262
Internet & Direct Marketing Retail — 5.5%
Amazon.com Inc.(a)	634	67,337
eBay Inc.	165	6,875
Wayfair Inc., Class A(a)(b)	130	5,663
		79,875
Internet Services & Infrastructure — 0.0%
MongoDB Inc., Class A(a)	1	259
IT Consulting & Other Services — 0.2%
Accenture PLC, Class A	7	1,943
Gartner Inc.(a)	2	484
		2,427
Leisure Products — 0.0%
YETI Holdings Inc.(a)	7	303
Life Sciences Tools & Services — 1.4%
Danaher Corp.	5	1,268
Maravai LifeSciences Holdings Inc., Class A(a)	177	5,029
Mettler-Toledo International Inc.(a)	12	13,785
Thermo Fisher Scientific Inc.	1	543
West Pharmaceutical Services Inc.	1	302
		20,927
Managed Health Care — 0.2%
Molina Healthcare Inc.(a)	12	3,355
Packaged Foods & Meats — 1.0%
Hershey Co. (The)	66	14,201
Security	Shares	Value
Paper Packaging — 0.5%
Sealed Air Corp.	120	$6,926
Pharmaceuticals — 1.4%
Eli Lilly & Co.	65	21,075
Reinsurance — 0.1%
Alleghany Corp.(a)	1	833
Research & Consulting Services — 1.9%
Booz Allen Hamilton Holding Corp.	305	27,560
Restaurants — 1.5%
Domino’s Pizza Inc.	43	16,757
Yum! Brands Inc.	41	4,654
		21,411
Semiconductor Equipment — 1.2%
Applied Materials Inc.	29	2,638
KLA Corp.	25	7,977
Lam Research Corp.	5	2,131
Teradyne Inc.	53	4,746
		17,492
Semiconductors — 7.5%
Advanced Micro Devices Inc.(a)	129	9,864
Allegro MicroSystems Inc.(a)	316	6,538
Broadcom Inc.	28	13,603
Nvidia Corp.	220	33,350
Qualcomm Inc.	274	35,001
Texas Instruments Inc.	74	11,370
		109,726
Soft Drinks — 0.6%
PepsiCo Inc.	55	9,166
Specialized Consumer Services — 0.1%
H&R Block Inc.	54	1,907
Specialized REITs — 0.6%
Public Storage	20	6,254
SBA Communications Corp.	6	1,920
		8,174
Specialty Stores — 0.9%
Leslie’s Inc.(a)	404	6,133
Tractor Supply Co.	33	6,397
		12,530
Systems Software — 16.0%
Crowdstrike Holdings Inc., Class A(a)	110	18,542
Fortinet Inc.(a)	284	16,069
Microsoft Corp.	727	186,715
NortonLifeLock Inc.	28	615
Oracle Corp.	145	10,131
Palo Alto Networks Inc.(a)	1	494
Zscaler Inc.(a)	1	149
		232,715
Technology Distributors — 0.0%
CDW Corp./DE	1	158
Technology Hardware, Storage & Peripherals — 16.1%
Apple Inc.	1,512	206,720
HP Inc.	547	17,931
NetApp Inc.	149	9,721
		234,372

Schedule of Investments (unaudited) (continued)	iShares® Factors US Growth Style ETF
June 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value
Trading Companies & Distributors — 0.4%
WW Grainger Inc.	13	$5,908
Trucking — 0.3%
Landstar System Inc.	1	145
Old Dominion Freight Line Inc.	16	4,101
		4,246
Total Long-Term Investments — 99.9%
(Cost: $1,853,287)		1,456,430

Short-Term Securities

Money Market Funds — 0.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.61%(c)(d)(e)	9,551	9,550
Total Short -Term Investments — 0.6%
(Cost: $9,551)		9,550
Total Investments in Securities — 100.5%
(Cost: $1,862,838)		1,465,980
Liabilities in Excess of Other Assets — (0.5)%		(7,437)
Net Assets — 100.0%		$1,458,543

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/22	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/22	Shares Held at 06/30/22	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$4,274	$5,281	(a)	$—	$(3)	$(2)	$9,550	$9,551	$49	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares(c)	—	0	(a)	—	—	—	—	—	1		—
					$(3)	$(2)	$9,550		$50		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(c)	As of period end, the entity is no longer held.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is

Schedule of Investments (unaudited) (continued)	iShares® Factors US Growth Style ETF
June 30, 2022

Fair Value Measurements (continued)

determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$1,456,430	$—	$—	$1,456,430
Money Market Funds	9,550	—	—	9,550
	$1,465,980	$—	$—	$1,465,980

Portfolio Abbreviations

NVS	Non-Voting Shares

4